Reconciliation of the Beginning and Ending Balances for the Company's Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	$ 4,022,234	$ 3,789,200
Net income	(509)	5,444
Other comprehensive income (loss)	160,647	(242,655)
Purchases and issuances	1,637,862	618,044
Sales and settlements	(168,160)	(98,489)
Transfer into and/or out of Level 3, net	162,394	(49,310)
Ending balance	5,814,468	4,022,234
Realized gains (losses) included in net Income related to financial instruments	(10,201)	2,210
Available-for-sale Securities | Foreign government
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	33,284	34,906
Other comprehensive income (loss)	863	(1,622)
Ending balance	34,147	33,284
Available-for-sale Securities | Public utilities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	201,195	193,162
Net income	(63)
Other comprehensive income (loss)	21,494	(10,278)
Purchases and issuances	205,774	68,300
Sales and settlements	(8,435)	(679)
Transfer into and/or out of Level 3, net	101,234	(49,310)
Ending balance	521,199	201,195
Realized gains (losses) included in net Income related to financial instruments	(63)
Available-for-sale Securities | Corporate securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	3,727,803	3,501,577
Net income	(3,046)	3,344
Other comprehensive income (loss)	138,923	(237,236)
Purchases and issuances	1,432,088	549,744
Sales and settlements	(144,367)	(89,626)
Transfer into and/or out of Level 3, net	61,160
Ending balance	5,212,561	3,727,803
Realized gains (losses) included in net Income related to financial instruments	(11,865)	140
Available-for-sale Securities | Collateralized debt obligations
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	56,872	54,766
Net income	2,488	2,009
Other comprehensive income (loss)	(592)	6,413
Sales and settlements	(13,539)	(6,316)
Ending balance		56,872
Realized gains (losses) included in net Income related to financial instruments	1,615	1,984
Available-for-sale Securities | Collateralized debt obligations | Adjustments To Fair Value
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Ending balance	45,229
Available-for-sale Securities | Mortgage-backed securities
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	3,080	4,789
Net income	112	91
Other comprehensive income (loss)	(41)	68
Sales and settlements	(1,819)	(1,868)
Ending balance	1,332	3,080
Realized gains (losses) included in net Income related to financial instruments	112	86
Derivative Assets
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	8,666	7,884
Net income	240,700	593,079
Sales and settlements	(237,783)	(592,297)
Ending balance	11,583	8,666
Realized gains (losses) included in net Income related to financial instruments	2,917	782
Derivative liability
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	(29,251)	(51,705)
Net income	(128,330)	(242,038)
Sales and settlements	156,824	264,492
Ending balance	(757)	(29,251)
Realized gains (losses) included in net Income related to financial instruments	28,494	22,453
Reserve at Fair Value
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Beginning balance	(11,943,461)	(10,961,562)
Net income	(4,077,424)	(1,015,824)
Purchases and issuances	(2,166,876)	(1,232,687)
Sales and settlements	1,135,478	1,266,612
Ending balance	(17,052,283)	(11,943,461)
Realized gains (losses) included in net Income related to financial instruments	$ (6,244,300)	$ (2,248,511)